Debentures (Tables)	12 Months Ended
Apr. 30, 2021
Borrowings [Abstract]
Summary of Changes in Value of Debentures

The changes in the value of the Debentures during the years ended April 30, 2021 and 2020 are as follows:

(in thousands)	$
Balance, April 30, 2019	2,708
Accretion expense	167
Repayment	(175)
Settlement of debentures	(700)
Balance, April 30, 2020	2,000
Repayment	(2,000)
Balance, April 30, 2021	—